CONVERTIBLE DEBT (Details Narrative) - USD ($)										12 Months Ended
	Dec. 31, 2025	Nov. 20, 2025	Nov. 19, 2025	May 27, 2025	May 12, 2025	Mar. 31, 2025	Feb. 03, 2025	Sep. 03, 2024	Jan. 03, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 30, 2025	Nov. 29, 2025	Nov. 28, 2025	Jun. 30, 2025	Apr. 29, 2025	Dec. 31, 2019
Short-Term Debt [Line Items]
Debt instrument interest rate percentage																		10.00%
Cancellation of convertible note											$ (219,840)
Change in fair value of convertible note										$ (38,069)	22,602	$ 345,396
interest accrued										11,389
Original Debt, Amount										100,000
Accrued interest on convertible note	$ 39,833									39,833
Purchase of assets	20,000		$ 900,000			$ 5,200,000
Net cash proceeds	880,000	$ 880,000					$ 2,900,000
Cash received										100,000
Legal fees		20,000											$ 20,000
Unamortized debt discount															$ 0.70
Cash proceeds received				$ 1,508,167						880,000		7,675,000
Unamortized debt discount	943,836									943,836			1,000,000
Payments of Debt Issuance Costs	880,000
Convertible Notes													$ 56,164
Derivative Liability, Noncurrent	405,931	918,069	918,069							405,931
Derivative liability, at fair value	67,553									67,553
Debt discount amortization										56,164
Floor price															$ 0.70
Cancellation Agreement [Member]
Short-Term Debt [Line Items]
Convertible debt								$ 482,103
Cancellation of convertible note								$ 219,840
Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Debt instrument faceAmount																	$ 20,000,000
Convertible debt																	1,000,000
Warrant purchased																	$ 19,000,000
Warrant exercised					$ 1,000,000
Original Debt, Amount				$ 1,500,000	$ 1,500,000
Debt instrument carrying amount	500,000									$ 500,000						$ 500,000
Noteholder [Member]
Short-Term Debt [Line Items]
Debt instrument faceAmount		1,000,000	$ 1,000,000
2023 Convertible Note [Member] | Noteholder [Member]
Short-Term Debt [Line Items]
Debt instrument faceAmount									$ 6,593,407
Debt instrument interest rate percentage									9.00%
Convertible debt									$ 593,407
Debt instrument maturity date									Jan. 03, 2029
Change in fair value of convertible note											22,602	345,396
interest accrued											$ 32,956	$ 449,147
2025 Convertible Note [Member]
Short-Term Debt [Line Items]
Unamortized debt discount														$ 4.50
Stock conversion rate										4.99%
2025 Convertible Note [Member] | Noteholder [Member]
Short-Term Debt [Line Items]
Debt instrument faceAmount	$ 100,000	$ 120,000								$ 100,000